REVERSE MERGER	12 Months Ended
Dec. 31, 2011
REVERSE MERGER [Abstract]
REVERSE MERGER

NOTE 2. REVERSE MERGER

On December 29, 2011, the Effective Date of the Reverse Merger, each share of BluFlow common stock, par value $0.0001 per share, that was outstanding immediately prior to the Effective Date was converted into the right to receive three (3) shares of the Company's common stock, par value $0.00001. Accordingly, the Company issued to the former holders of BluFlow common stock, in consideration of their capital stock of BluFlow, an aggregate of 71,794,860 shares of the Company's common stock representing approximately 84% of the Company's issued and outstanding shares of common stock, without giving effect to the exercise of outstanding Exchange Warrants or Exchange Options, as defined and described below, but after giving effect to Debt Conversions, as defined and described below.

On December 29, 2011, the Company exchanged with BluFlow stockholders who were also holders of common stock purchase warrants to purchase up to an aggregate of 1,527,500 shares of BluFlow common stock at an initial price of $0.50 per share, substantially identical warrants to purchase up to 4,582,500 shares of the Company's common stock at an initial exercise price of $0.16 per share (the "Exchange Warrants"). The expiration date of each Exchange Warrant is substantially identical to the BluFlow warrant for which it was exchanged, December 31, 2012. The exercise price of the Exchange Warrants and the number of shares issuable upon the exercise of the warrants are subject to proportional adjustment in the event of stock splits, dividends, recapitalizations or similar transactions.

On December 29, 2011, the Company exchanged with holders of BluFlow stock options who held options to purchase, subject to the holders meeting certain vesting milestones, up to an aggregate of 120,000 shares of BluFlow common stock at an exercise price of $0.25 per share, substantially identical options to purchase up to 360,000 shares of the Company's common stock at an initial exercise price of $0.083 per share (the "Exchange Options"). The exercise price of the Exchange Options and the number of shares issuable upon the exercise of the options are subject to proportional adjustment in the event of stock splits, dividends, recapitalizations or similar transactions.

On December 29, 2011, each pre-merger issued and outstanding share of capital stock of Ceres Ventures was converted into and become one fully paid and nonassessable share of common stock of the Company for a total of 4,829,872 shares of common stock. Additionally, Ceres Ventures had outstanding prior to the merger 400,000 shares of Series B Common Stock Purchase Warrants which remained outstanding after the merger with the same terms and conditions.

As part of the Merger, the Company assumed $451,915 in Ceres Ventures pre-merger liabilities as follows:

Liabilities Assumed	Balance at 12/29/2011
Accounts payable	$58,201
Accrued payroll liabilities - see Note 7	30,277
Convertible note payable and accrued interest - see Note 6	105,170
Liabilities converted to stock at merger date (see below)	258,267
$451,915

On December 29, 2011, as a precondition to the Reverse Merger, the Company entered into the Rayat Settlement Agreement pursuant to which Mr. Rayat, our former Chief Financial Officer, director, and majority stockholder, was issued 7,500,000 shares of the Company's common stock as payment in full of the principal amount of the Rayat Convertible Note. Pursuant to the terms of the Rayat Settlement Agreement, Mr. Rayat agreed to forgive all accrued and unpaid interest due him under the Rayat Convertible Note. The carrying value of the note payable and interest was $167,584 at the time of conversion.

On December 29, 2011, as a precondition to the Reverse Merger, the Company entered into the Sidhu Settlement Agreement, pursuant to which Mr. Sidhu, a director of the Company, was issued 30,000 shares of the Company's common stock as payment in full for $3,000 of director compensation owed him.

On December 29, 2011, as a precondition to the Reverse Merger, the Company entered into the S&C Settlement Agreement, pursuant to which Mr. Sierchio, a director of the Company and a managing partner of Sierchio & Company, LLP was issued 876,825 shares of the Company's common stock as payment in full of the accrued but unpaid legal fees of $87,682 due to Sierchio & Company, LLP.